Average Annual Total Returns (Vanguard Target Retirement 2055 Fund Participant)	Vanguard Target Retirement 2055 Fund Vanguard Target Retirement 2055 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2055 Fund Vanguard Target Retirement 2055 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2055 Fund Vanguard Target Retirement 2055 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2055 Composite Index Vanguard Target Retirement 2055 Fund Vanguard Target Retirement 2055 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.19%	5.97%	12.66%	7.61%
Since Inception	13.38%	3.44%	18.24%	13.62%